Note 8 - Stockholders' Deficit (Details Textual)				3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 28, 2015 USD ($)	Sep. 04, 2015 USD ($) $ / shares shares	Apr. 30, 2015 USD ($) $ / shares	Sep. 02, 2016 USD ($) $ / shares $ / item shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	May 17, 2016 shares	Dec. 31, 2014 shares	Dec. 27, 2013 $ / shares
Proceeds from Issuance of Private Placement | $						$ 1,603,000	$ 1,873,000
Deferred Compensation Exchanged for Common Stock and Warrants | $				$ 196,000		196,000	$ 196,000
Class of Warrant or Right, Outstanding					3,515,000		3,615,000
Merger, Number of Shares Called by Rights		28,442,484
Merger, Number of Shares For Every Cancelled Share		4
Merger Agreement, Ownership Percentage by Former Shareholders		98.80%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		5,043,600			6,839,600		7,019,600	3,463,600		5,487,752
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,550,000
Common Stock, Shares, Outstanding					36,704,639		32,201,306	29,892,806
Notes Assumed | $	$ 250,000							$ 250,000
Stock Issued During Period, Value, New Issues | $							2,069,000	1,513,000
Warrant Exercise Price Adjustment | $
Proceeds from Warrant Exercises | $					$ 19,000		$ 42,000	$ 400,000
Capital Stock, Shares Authorized							220,000,000
Preferred Stock, Shares Authorized					20,000,000		20,000,000	10,000,000	10,000,000
Common Stock, Shares Authorized					200,000,000		200,000,000	100,000,000	100,000,000
SBR [Member]
Debt Conversion, Original Debt, Amount | $		$ 2,800,000
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 1.125
Business Acquisition, Transaction Costs | $							$ 325,000
Notes Assumed | $	$ 305,000						$ 250,000
Stock Issued During Period, Value, New Issues | $		$ 1,513,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.1875								$ 0.25
Warrant Exercise Price Adjustment | $			$ 170,625
Proceeds from Warrant Exercises | $								$ 375,000
Cimarron [Member]
Common Stock, Shares, Outstanding		1,450,322
Stock Issued During Period, Shares, New Issues		762,500
Stock Issued During Period, Shares, Warrants Exercised							2,450,000
Private Placement [Member]
Proceeds from Issuance of Private Placement | $				$ 1,900,000
Class of Warrant or Right, Outstanding							1,085,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,110,500
Stock Issued During Period, Shares, New Issues				2,221,000
Price Per Unit | $ / item				1
Class of Warrant or Right, Expiration Term				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.50